Warrants - Narrative (Details)		1 Months Ended	12 Months Ended
	Jun. 14, 2021 shares	Oct. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) lease $ / shares shares	Oct. 29, 2021 $ / shares	Dec. 31, 2020 USD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Warrant liability | $			$ 0		$ 39,670,000
Redemption price (in usd per share) | $ / shares			$ 0.10	$ 0.1
Redemption ratio			0.255
Exercise of warrants, preferred stock issued (in shares)			26,099,987
Exercise of warrants, preferred stock issued (in shares)	7,400,000		10,348,690
Warrants redeemed (in shares)			428,145
Reclassification of warrant liability to equity | $		$ 53,400,000
Warrants outstanding (in shares)			892		5,104,030
Warrant to purchase shares of convertible preferred stock (in shares)	24,900,000
Warrant Cash Exercise
Class of Warrant or Right [Line Items]
Proceeds from exercise of warrants | $		$ 121,889
Warrant Cashless Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		5,351,231
Public warrant liability
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares			$ 11.50
Warrant liability | $			$ 84,600,000
Warrants redeemed (in shares)		428,145
Proceeds from warrants redeemed | $		$ 42,815
Warrant to purchase shares of convertible preferred stock (in shares)	13,900,000
Public warrant liability | Warrant Cash Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		10,599
Public warrant liability | Warrant Cashless Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		13,436,250
Public warrant liability | Warrant Redemption Senario One
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.01
Redemption notice period			30 days
Share price threshold trading days | lease			20
Share price threshold consecutive trading days			30 days
Public warrant liability | Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares			$ 0.10
Share price redemption trigger (in usd per share) | $ / shares			$ 10.00
Redemption notice period			30 days
Share price threshold trading days | lease			20
Share price threshold consecutive trading days			30 days
Share price (in dollars per share) | $ / shares			$ 18.00
Public warrant liability | Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Share price redemption trigger (in usd per share) | $ / shares			$ 18.00
Private placement warrant liability
Class of Warrant or Right [Line Items]
Warrant liability | $			$ 57,600,000
Percentage vote of holders required for amendment			65.00%
Warrant to purchase shares of convertible preferred stock (in shares)	7,600,000
Private placement warrant liability | Warrant Cashless Exercise
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)		7,550,000
Other warrants
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)			5,103,138
Warrants redeemed (in shares)			0
Warrants outstanding (in shares)			892		5,104,030
Convertible note warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares						$ 0.02
Warrant liability | $						$ 29,000,000
Warrant to purchase shares of convertible preferred stock (in shares)						4,562,533
Private placement warrants
Class of Warrant or Right [Line Items]
Exercise of warrants, preferred stock issued (in shares)			7,550,000
Warrants redeemed (in shares)			0
Warrants outstanding (in shares)			0		0